Quarterly Holdings Report
for

Fidelity Freedom® Blend 2065 Fund

December 31, 2020

Y65-QTLY-0221
1.9895829.101

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	58,364	$978,766
Fidelity Series Commodity Strategy Fund (a)	49,734	228,281
Fidelity Series Large Cap Growth Index Fund (a)	40,129	627,214
Fidelity Series Large Cap Stock Fund (a)	42,139	693,180
Fidelity Series Large Cap Value Index Fund (a)	100,762	1,331,066
Fidelity Series Small Cap Opportunities Fund (a)	20,513	328,818
Fidelity Series Value Discovery Fund (a)	34,304	491,576
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,107,505)		4,678,901

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	18,007	207,976
Fidelity Series Emerging Markets Fund (a)	12,915	146,451
Fidelity Series Emerging Markets Opportunities Fund (a)	52,249	1,304,145
Fidelity Series International Growth Fund (a)	30,643	544,832
Fidelity Series International Index Fund (a)	20,075	226,643
Fidelity Series International Small Cap Fund (a)	9,809	201,379
Fidelity Series International Value Fund (a)	53,672	541,548
Fidelity Series Overseas Fund (a)	43,746	542,445
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,146,753)		3,715,419

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	89	1,017
Fidelity Series Emerging Markets Debt Fund (a)	5,678	54,171
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,654	17,898
Fidelity Series Floating Rate High Income Fund (a)	1,271	11,557
Fidelity Series Government Bond Index Fund (a)	110	1,203
Fidelity Series High Income Fund (a)	6,423	60,761
Fidelity Series Inflation-Protected Bond Index Fund (a)	16,922	181,570
Fidelity Series Investment Grade Bond Fund (a)	113	1,351
Fidelity Series Investment Grade Securitized Fund (a)	88	918
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,796	209,039
Fidelity Series Real Estate Income Fund (a)	3,567	37,455
TOTAL BOND FUNDS
(Cost $579,245)		576,940

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	50,650	50,650
Fidelity Series Short-Term Credit Fund (a)	609	6,238
Fidelity Series Treasury Bill Index Fund (a)	4,831	48,311
TOTAL SHORT-TERM FUNDS
(Cost $105,205)		105,199
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,938,708)		9,076,459
NET OTHER ASSETS (LIABILITIES) - 0.0%		(162)
NET ASSETS - 100%		$9,076,297

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$246,710	$849,575	$203,206	$247,396	$(1,821)	$87,508	$978,766
Fidelity Series Canada Fund	58,816	142,779	32,164	4,072	(1,739)	40,284	207,976
Fidelity Series Commodity Strategy Fund	87,912	158,279	50,456	704	(1,788)	34,334	228,281
Fidelity Series Corporate Bond Fund	668	723	417	19	(35)	78	1,017
Fidelity Series Emerging Markets Debt Fund	16,137	40,168	6,834	1,203	(239)	4,939	54,171
Fidelity Series Emerging Markets Debt Local Currency Fund	--	16,978	76	93	--	996	17,898
Fidelity Series Emerging Markets Fund	30,515	95,651	16,274	1,871	(189)	36,748	146,451
Fidelity Series Emerging Markets Opportunities Fund	280,112	859,548	155,712	35,648	(6,432)	326,629	1,304,145
Fidelity Series Floating Rate High Income Fund	3,787	8,640	1,623	249	(70)	823	11,557
Fidelity Series Government Bond Index Fund	1,022	834	629	20	(1)	(23)	1,203
Fidelity Series Government Money Market Fund 0.13%	31,125	131,494	111,969	48	--	--	50,650
Fidelity Series High Income Fund	19,212	45,320	8,115	1,633	(261)	4,605	60,761
Fidelity Series Inflation-Protected Bond Index Fund	54,819	145,864	24,213	2,132	(57)	5,157	181,570
Fidelity Series International Growth Fund	171,036	437,106	103,284	71,552	(1,850)	41,824	544,832
Fidelity Series International Index Fund	67,715	148,400	31,415	4,025	(1,706)	43,649	226,643
Fidelity Series International Small Cap Fund	51,927	125,992	22,793	1,499	347	45,906	201,379
Fidelity Series International Value Fund	165,447	372,813	109,981	14,059	(4,651)	117,920	541,548
Fidelity Series Investment Grade Bond Fund	1,012	959	626	48	(24)	30	1,351
Fidelity Series Investment Grade Securitized Fund	696	666	436	16	--	(8)	918
Fidelity Series Large Cap Growth Index Fund	183,258	424,359	130,198	13,840	3,663	146,132	627,214
Fidelity Series Large Cap Stock Fund	191,426	487,890	109,997	28,472	(3,934)	127,795	693,180
Fidelity Series Large Cap Value Index Fund	353,202	913,746	163,400	24,344	(11,872)	239,390	1,331,066
Fidelity Series Long-Term Treasury Bond Index Fund	67,221	203,883	39,206	17,185	(796)	(22,063)	209,039
Fidelity Series Overseas Fund	164,074	372,376	103,045	5,713	(3,877)	112,917	542,445
Fidelity Series Real Estate Income Fund	10,519	27,987	5,085	1,693	(425)	4,459	37,455
Fidelity Series Short-Term Credit Fund	5,909	113	--	114	--	216	6,238
Fidelity Series Small Cap Opportunities Fund	94,087	208,791	63,080	6,055	(2,611)	91,631	328,818
Fidelity Series Treasury Bill Index Fund	59,792	272	11,527	274	(33)	(193)	48,311
Fidelity Series Value Discovery Fund	110,508	344,939	54,778	9,282	(3,016)	93,923	491,576
	2,528,664	6,566,145	1,560,539	493,259	(43,417)	1,585,606	9,076,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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